SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF FORTH REPORTING REVENUE INFORMATION

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Israel	162	250	220
Japan	202	172	150
USA	-	40	165
South.Korea	55	-	-
Other (*)	17	35	15
	436	497	550

(*)	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.

SCHEDULE OF REVENUES MAIN CUSTOMERS

The following table is a summary of the distribution of revenues by main customers:

	Year ended December 31,
	2024		2023		2022
	USD in thousands
Customer A	162		250		220
Customer B	20(*	)	70		-
Customer C	-		(*	)	90
Customer D	-		-		70
Customer E	74		-		-
Customer F	55		-		-
Customer G	46		-		-

(*)	Lower than 10%.